Commitments and Contingencies (Schedule of Provision for Contingencies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	$ 36,684	$ 26,078	$ 20,139
Accruals, net	35,999	28,577	37,729
Settlements	(25,427)	(20,554)	(24,099)
Reclassifications and increase of judicial deposits	(650)	(37)	(580)
Translation	(575)	2,620	(7,111)
Balance at end of period	46,031	36,684	26,078
Judicial Deposits [Roll Forward]
Judicial deposits, beginning of period	(18,572)	(5,500)	(7,935)
Judicial deposits, accruals	161	0	0
Judicial deposits, settlements	0	0	684
Judicial deposits, reclassifications	(60)	(11,458)	(863)
Judicial deposits, translation	396	(1,614)	2,614
Judicial deposits, end of period	(18,075)	(18,572)	(5,500)
Loss Contingency Accrual, Net of Deposits [Roll Forward]
Balance at beginning of period	18,112	20,578	12,204
Accruals, net	36,160	28,577	37,729
Settlements	(25,427)	(20,554)	(23,415)
Reclassifications and increase of judicial deposits	(710)	(11,495)	(1,443)
Translation	(179)	1,006	(4,497)
Balance at end of period	27,956	18,112	20,578
Tax Contingencies in Brazil [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	13,312	5,118	1,999
Accruals, net	(2,599)	7,196	4,616
Settlements	(337)	0	(9)
Reclassifications and increase of judicial deposits	(667)	0	(532)
Translation	(385)	998	(956)
Balance at end of period	9,324	13,312	5,118
Labor Contingencies in Brazil [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	11,150	7,013	10,360
Accruals, net	31,448	19,903	19,692
Settlements	(21,130)	(17,523)	(19,877)
Reclassifications and increase of judicial deposits	0	0	(26)
Translation	(407)	1,757	(3,136)
Balance at end of period	21,061	11,150	7,013
Other [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	12,222	13,947	7,780
Accruals, net	7,150	1,478	13,421
Settlements	(3,960)	(3,031)	(4,213)
Reclassifications and increase of judicial deposits	17	(37)	(22)
Translation	217	(135)	(3,019)
Balance at end of period	$ 15,646	$ 12,222	$ 13,947